Events Occurring After the Reporting Period - Additional Information (Details) - Jul. 17, 2018 - Strategic Alliance - Tasly $ in Millions	USD ($) Milestone	$ / shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 40.0
Number of escalating milestone payments | Milestone	6
Technology Access Fee
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 20.0
Equity Purchase Fee
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 20.0
Sale of equity price per share | $ / shares		$ 1.86
Premium percentage used to calculate equity purchase price per share	20.00%
Product Regulatory Approval
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from closing of strategic alliance	$ 25.0